QB2 Advances from SMM/SC (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Summary of Principal Payments

($ in millions)	December 31, 2024			December 31, 2023
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
3.9% notes due July 2030 (a)	$143	$196	$204	$503	$621	$658
6.125% notes due October 2035 (a)	187	273	266	336	467	439
6.0% notes due August 2040 (a)	194	273	278	473	642	624
6.25% notes due July 2041 (a)	245	350	349	396	544	519
5.2% notes due March 2042 (a)	167	212	237	395	488	516
5.4% notes due February 2043 (a)	108	141	154	367	466	481
	1,044	1,445	1,488	2,470	3,228	3,237
QB project financing facility (b)	1,912	2,847	2,719	2,206	2,979	2,873
Carmen de Andacollo short-term loans (c)	—	—	—	95	126	126
Antamina loan agreement (d)	225	324	324	225	298	298
	$3,181	$4,616	$4,531	$4,996	$6,631	$6,534
Less current portion of debt	(294)	(423)	(423)	(389)	(515)	(515)
	$2,887	$4,193	$4,108	$4,607	$6,116	$6,019
24. QB Advances from SMM/SC

In conjunction with the subscription arrangement with SMM/SC in 2019, QBSA entered into a subordinated loan facility agreement with SMM/SC to advance QBSA up to US$1.3 billion. QBSA subsequently entered into four additional subordinated loan facility agreements with SMM/SC to advance QBSA an additional US$2.0 billion. The four additional subordinated loan facilities contain similar terms to the original subordinated loan facility. The advances for all five facility agreements are due to be repaid in full at maturity on January 15, 2038. Amounts outstanding under the facilities bear interest at Term SOFR plus applicable margins that vary over time. As at December 31, 2024, US$3.1 billion was outstanding and US$141 million remained undrawn.
24. QB Advances from SMM/SC (continued)

($ in millions)	December 31, 2024			December 31, 2023
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB advances from SMM/SC	$3,136	$4,707	$4,483	$2,661	$3,589	$3,497

Summary of Debt Continuity	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2024	2023	2024	2023
At January 1	$4,940	$5,292	$6,534	$7,167
Cash flows
Proceeds from debt	56	170	77	230
Redemption, purchase or repayment of debt	(1,870)	(530)	(2,544)	(710)
Non-cash changes
Gain on debt redemption or purchase	(4)	—	(5)	—
Changes in foreign exchange rates	—	—	458	(164)
Finance fees, discount amortization and other	27	8	11	11
At December 31	$3,149	$4,940	$4,531	$6,534
QB Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2024	2023	2024	2023
At January 1	$2,644	$1,683	$3,497	$2,279
Cash flows
Advances	471	960	652	1,292
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	333	(75)
At December 31	$3,116	$2,644	$4,483	$3,497